Schedule of Investments (unaudited) March 31, 2023	BlackRock Floating Rate Income Strategies Fund, Inc. (FRA) (Percentages shown are based on Net Assets)

Security		Par (000)	Value

Asset-Backed Securities
Golub Capital Partners CLO 66B Ltd., Series 2023- 66, Class D, (3 mo. Term SOFR + 5.50%), 10.48%, 04/25/36(a)	USD	1,000	$1,000,000
Pikes Peak CLO Ltd., Series 2023-14, Class D, (3 mo. Term SOFR + 5.45%), 0.00%, 04/20/36(a)		1,000	1,000,000
Symphony CLO 38 Ltd., Series 2023-38, Class D, (3 mo. Term SOFR + 5.20%), 10.02%, 04/24/36(a)		1,000	998,550
Whitebox CLO IV Ltd., Series 2023-4A, Class D, (3 mo. Term SOFR + 5.15%), 9.93%, 04/20/36(a)(b)		1,000	999,710

Total Asset-Backed Securities — 0.9% (Cost: $4,000,000)			3,998,260

		Shares

Common Stocks

Construction & Engineering — 0.0%
McDermott International Ltd.(c)		123,933	42,137

Electrical Equipment — 0.0%
SunPower Corp.(c)		1,860	25,743

Energy Equipment & Services(d) — 0.0%
Project Investor Holdings LLC		6,099	1,464
Project Investor Holdings LLC, (Acquired 02/12/19, Cost: $0)(e)		6,099	—

			1,464

Oil, Gas & Consumable Fuels — 0.0%
Kcad Holdings I Ltd.(d)		309,827,230	3,098

Semiconductors & Semiconductor Equipment — 0.0%
Maxeon Solar Technologies Ltd.(c)		232	6,157

Software — 0.0%
Avaya Holdings Corp.(c)		66	—

Specialty Retail — 0.1%
NMG Parent LLC		3,613	457,648

Total Common Stocks — 0.1% (Cost: $5,728,234)			536,247

		Par (000)

Corporate Bonds

Automobile Components — 0.1%
Clarios Global LP, 6.75%, 05/15/25(b)	USD	446	450,750

Building Materials — 0.0%
Summit Materials LLC/Summit Materials Finance Corp., 5.25%, 01/15/29(b)		118	111,510

Security		Par (000)	Value

Building Products — 0.1%
White Cap Buyer LLC, 6.88%, 10/15/28(b)	USD	250	$216,865

Capital Markets — 0.0%
AG TTMT Escrow Issuer LLC, 8.63%, 09/30/27(b)		119	119,775

Chemicals(b) — 0.1%
Illuminate Buyer LLC/Illuminate Holdings IV, Inc., 9.00%, 07/01/28		51	45,212
WR Grace Holdings LLC, 5.63%, 08/15/29		388	328,830

			374,042

Construction Materials — 0.0%
Wesco Aircraft Holdings, Inc., 9.00%, 11/15/26(b)		1,013	81,040

Diversified Telecommunication Services — 0.0%
Zayo Group Holdings, Inc., 6.13%, 03/01/28(b)		251	152,658

Electric Utilities — 0.0%
Pike Corp., 5.50%, 09/01/28(b)		144	126,000
Texas Competitive Electric Holdings, 1.00%, 11/10/21(c)(d)(f)		1,710	—

			126,000

Electronic Equipment, Instruments & Components — 0.2%
Vertiv Group Corp., 4.13%, 11/15/28(b)		901	795,002

Health Care Providers & Services — 0.1%
Medline Borrower LP, 5.25%, 10/01/29(b)		384	333,163

Hotels, Restaurants & Leisure(b) — 0.2%
Caesars Entertainment, Inc., 4.63%, 10/15/29		390	341,055
Fertitta Entertainment LLC/Fertitta Entertainment Finance Co., Inc., 6.75%, 01/15/30		641	527,370

			868,425

Insurance — 0.1%
Alliant Holdings Intermediate LLC/Alliant Holdings Co-Issuer, 6.75%, 10/15/27(b)		357	331,118

Internet Software & Services(b) — 0.2%
Expedia Group, Inc., 6.25%, 05/01/25		337	341,090
Uber Technologies, Inc., 4.50%, 08/15/29		381	347,186

			688,276

Machinery — 0.2%
Madison IAQ LLC, 5.88%, 06/30/29(b)		1,203	929,317

Media(b) — 0.2%
Ligado Networks LLC, (15.50% PIK), 15.50%, 11/01/23(g)		244	58,361
Odeon Finco PLC, 12.75%, 11/01/27		607	558,184
Radiate Holdco LLC/Radiate Finance, Inc., 4.50%, 09/15/26		573	448,372

			1,064,917

Oil, Gas & Consumable Fuels — 0.1%
Occidental Petroleum Corp., 6.63%, 09/01/30		619	651,912

Passenger Airlines — 0.3%
Allegiant Travel Co., 8.50%, 02/05/24(b)		1,195	1,195,000

1

Schedule of Investments (unaudited) (continued) March 31, 2023	BlackRock Floating Rate Income Strategies Fund, Inc. (FRA) (Percentages shown are based on Net Assets)

Security		Par (000)	Value

Real Estate Management & Development — 0.1%
Realogy Group LLC/Realogy Co.-Issuer Corp., 5.75%, 01/15/29(b)	USD	510	$381,715

Wireless Telecommunication Services — 0.0%
VICI Properties LP/VICI Note Co., Inc., 4.63%, 06/15/25(b)		138	133,420

Total Corporate Bonds — 2.0% (Cost: $10,696,249)			9,004,905

Floating Rate Loan Interests(a)

Aerospace & Defense — 3.2%
Atlas CC Acquisition Corp.
Term Loan B, (3 mo. SOFR CME at 0.75% Floor + 4.25%), 9.40%, 05/25/28		2,839	2,431,606
Term Loan C, (3 mo. SOFR CME at 0.75% Floor + 4.25%), 9.40%, 05/25/28		578	494,564
Bleriot U.S. Bidco, Inc., 2021 Term Loan B, (3 mo. LIBOR US + 4.00%), 9.16%, 10/31/26		706	705,216
Cobham Ultra U.S. Co-Borrower LLC, USD Term Loan B, (6 mo. LIBOR US at 0.50% Floor + 3.50%), 8.56%, 08/03/29		372	363,372
Nordam Group, Inc., Term Loan B, (1 mo. LIBOR US + 5.60%), 10.41%, 04/09/26		760	590,389
Peraton Corp.
2nd Lien Term Loan B1, (3 mo. LIBOR US at 0.75% Floor + 7.75%), 12.65%, 02/01/29		1,699	1,648,380
Term Loan B, (1 mo. LIBOR US at 0.75% Floor + 3.75%), 8.59%, 02/01/28		5,685	5,602,465
TransDigm, Inc., 2023 Term Loan I, (3 mo. SOFR CME + 3.25%), 8.15%, 08/24/28		3,009	2,997,545

			14,833,537

Air Freight & Logistics — 0.3%
AIT Worldwide Logistics Holdings, Inc., 2021 Term Loan, (3 mo. LIBOR US at 0.75% Floor + 4.75%), 9.45%, 04/06/28		577	556,044
Kestrel Bidco, Inc., Term Loan B, (1 mo. SOFR CME at 1.00% Floor + 3.00%), 7.86%, 12/11/26		413	394,648
PECF USS Intermediate Holding III Corp., Term Loan B, (1 mo. LIBOR US at 0.50% Floor + 4.25%), 9.09%, 12/15/28		804	674,102

			1,624,794

Automobile Components — 1.4%
Adient U.S. LLC, 2021 Term Loan B, (1 mo. LIBOR US + 3.25%), 8.09%, 04/10/28		524	519,856
Clarios Global LP, 2021 USD Term Loan B, (1 mo. LIBOR US + 3.25%), 8.09%, 04/30/26		3,646	3,618,635
Wand NewCo 3, Inc., 2020 Term Loan, (1 mo. LIBOR US + 2.75%), 7.59%, 02/05/26		2,566	2,513,078

			6,651,569

Security		Par (000)	Value

Banks — 0.8%
DirecTV Financing LLC, Term Loan, (1 mo. LIBOR US at 0.75% Floor + 5.00%), 9.84%, 08/02/27	USD	2,312	$2,220,884
LABL, Inc., 2021 USD 1st Lien Term Loan, (1 mo. LIBOR US at 0.50% Floor + 5.00%), 9.84%, 10/29/28		1,601	1,548,714

			3,769,598

Beverages — 0.9%
Naked Juice LLC
2nd Lien Term Loan, (3 mo. SOFRTE at 0.50% Floor + 6.00%), 11.00%, 01/24/30		1,804	1,345,426
Term Loan, (3 mo. SOFRTE at 0.50% Floor + 3.25%), 8.25%, 01/24/29		3,000	2,630,687

			3,976,113

Building Materials — 0.0%
Cornerstone Building Brands, Inc., 2021 Term Loan B, (1 mo. LIBOR US at 0.50% Floor + 3.25%), 7.93%, 04/12/28		265	232,538

Building Products — 2.0%
CP Atlas Buyer, Inc., 2021 Term Loan B, (1 mo. SOFR CME at 0.50% Floor + 3.50%), 8.41%, 11/23/27		1,462	1,292,541
CPG International LLC, 2022 Term Loan B, (1 mo. SOFR CME at 0.50% Floor + 2.50%), 7.41%, 04/28/29		796	784,721
Jeld-Wen, Inc., 2021 Term Loan B, (1 mo. LIBOR US + 2.25%), 7.09%, 07/28/28		817	790,669
LSF10 XL Bidco SCA, 2021 EUR Term Loan B4, (3 mo. EURIBOR + 3.925%), 6.94%, 04/12/28	EUR	853	793,924
New AMI I LLC, 2022 Term Loan B, (1 mo. SOFRTE at 0.50% Floor + 6.00%), 10.81%, 03/08/29	USD	844	724,125
Standard Industries, Inc., 2021 Term Loan B, (1 mo. SOFR CME at 0.50% Floor + 2.00%), 7.12%, 09/22/28		1,605	1,594,100
Wilsonart LLC, 2021 Term Loan E, (6 mo. LIBOR US at 1.00% Floor + 3.25%), 8.46%, 12/31/26		3,164	3,039,236

			9,019,316

Capital Markets — 3.9%
Ascensus Holdings, Inc.
2021 2nd Lien Term Loan, (3 mo. LIBOR US at 0.50% Floor + 6.50%), 11.31%, 08/02/29		2,698	2,410,635
Term Loan, (3 mo. LIBOR US at 0.50% Floor + 3.50%), 8.38%, 08/02/28		2,828	2,739,627
Castlelake Aviation One DAC, 2023 Incremental Term Loan B, (3 mo. SOFR CME at 0.50% Floor + 2.75%), 7.78%, 10/22/27		718	706,982
Deerfield Dakota Holding LLC
2020 USD Term Loan B, (1 mo. SOFR CME at 1.00% Floor + 3.75%), 8.65%, 04/09/27		6,163	5,957,300
2021 USD 2nd Lien Term Loan, (3 mo. LIBOR US at 0.75% Floor + 6.75%), 11.91%, 04/07/28		1,806	1,653,989
Eagle Broadband Investments LLC, Term Loan, (3 mo. LIBOR US at 0.75% Floor + 3.00%), 8.19%, 11/12/27		1,511	1,479,392
FinCo I LLC, 2020 Term Loan B, (1 mo. LIBOR US + 2.30%), 7.14%, 06/27/25		615	614,006

S C H E D U L E O F I N V E S T M E N T S	2

Schedule of Investments (unaudited) (continued) March 31, 2023	BlackRock Floating Rate Income Strategies Fund, Inc. (FRA) (Percentages shown are based on Net Assets)

Security		Par (000)	Value

Capital Markets (continued)
Focus Financial Partners LLC, 2021 Term Loan B4, (1 mo. SOFR CME at 0.50% Floor + 2.50%), 7.31%, 06/30/28	USD	1,466	$1,441,068
Greenhill & Co., Inc., Term Loan B, (3 mo. LIBOR US + 3.25%), 8.20%, 04/12/24		1,162	1,132,983

			18,135,982

Chemicals — 5.3%
Ascend Performance Materials Operations LLC, 2021 Term Loan B, (3 mo. SOFR CME at 0.75% Floor + 4.75%), 9.71%, 08/27/26		2,508	2,461,636
Axalta Coating Systems U.S. Holdings, Inc., 2022 USD Term Loan B4, (3 mo. SOFR CME at 0.50% Floor + 3.00%), 7.90%, 12/20/29		1,205	1,205,556
CPC Acquisition Corp., Term Loan, (3 mo. SOFR CME at 0.75% Floor + 3.75%), 8.91%, 12/29/27		644	488,298
Discovery Purchaser Corp., Term Loan, (3 mo. SOFR CME at 0.50% Floor + 4.375%), 8.96%, 10/04/29		1,325	1,252,379
Element Solutions, Inc., 2019 Term Loan B1, (1 mo. LIBOR US + 2.00%), 6.81%, 01/31/26		1,980	1,973,069
HB Fuller Co., 2023 Term Loan B, (1 mo. SOFR CME at 0.50% Floor + 2.50%), 7.31%, 02/15/30		293	294,008
Illuminate Buyer LLC, 2021 Term Loan, (1 mo. LIBOR US + 3.50%), 8.34%, 06/30/27		1,388	1,363,408
INEOS U.S. Finance LLC, 2023 USD Term Loan B, (3 mo. SOFR CME + 3.50%), 8.41%, 02/18/30		678	673,518
Lonza Group AG, USD Term Loan B, (3 mo. LIBOR US at 0.75% Floor + 4.00%), 9.16%, 07/03/28		1,071	990,116
LSF11 A5 Holdco LLC, Term Loan, (1 mo. SOFRTE at 0.50% Floor + 3.50%), 8.42%, 10/15/28		1,820	1,761,421
Messer Industries GmbH, 2018 USD Term Loan, (3 mo. SOFR CME + 2.50%), 7.66%, 03/02/26		2,155	2,147,076
Momentive Performance Materials, Inc., 2023 Term Loan, 03/31/28(d)(h)		2,044	1,998,010
OQ Chemicals Corp., 2017 USD Term Loan B2, (1 mo. LIBOR US + 3.25%), 8.00%, 10/14/24		1,714	1,661,940
PQ Corp., 2021 Term Loan B, (3 mo. LIBOR US at 0.50% Floor + 2.50%), 7.33%, 06/09/28		1,725	1,708,828
Pregis TopCo Corp., 2021 Incremental Term Loan, (1 mo. LIBOR US at 0.50% Floor + 3.75%), 8.59%, 07/31/26		699	678,565
SCIH Salt Holdings, Inc., 2021 Incremental Term Loan B, (3 mo. LIBOR US at 0.75% Floor + 4.00%), 8.83%, 03/16/27		1,051	1,022,825
Sparta U.S. HoldCo LLC, 2021 Term Loan, (1 mo. LIBOR US at 0.75% Floor + 3.25%), 7.92%, 08/02/28		1,640	1,619,897
Starfruit Finco BV, 2018 USD Term Loan B, (3 mo. SOFR CME + 2.75%), 7.53%, 10/01/25		159	156,958
W.R. Grace Holdings LLC, 2021 Term Loan B, (3 mo. LIBOR US at 0.50% Floor + 3.75%), 8.94%, 09/22/28		928	918,958

			24,376,466

Commercial Services & Supplies — 4.1%
Allied Universal Holdco LLC, 2021 USD Incremental Term Loan B, (1 mo. SOFR CME at 0.50% Floor + 3.75%), 8.66%, 05/12/28		2,616	2,480,022

Security		Par (000)	Value

Commercial Services & Supplies (continued)
Amentum Government Services Holdings LLC, 2022 Term Loan, (3 mo. SOFR CME + 4.00%), 8.91%, 02/15/29	USD	785	$765,771
Aramark Services, Inc., 2018 Term Loan B3, (1 mo. LIBOR US + 1.75%), 6.59%, 03/11/25		155	154,148
Asurion LLC
2020 Term Loan B8, (1 mo. LIBOR US + 3.25%), 8.09%, 12/23/26		295	273,245
2021 2nd Lien Term Loan B3, (1 mo. LIBOR US + 5.25%), 10.09%, 01/31/28		1,117	925,776
2021 Second Lien Term Loan B4, (1 mo. LIBOR US + 5.25%), 10.09%, 01/20/29		1,596	1,311,912
2023 Term Loan B11, (1 mo. SOFR CME + 4.25%), 9.16%, 08/19/28		1,337	1,236,218
Clean Harbors, Inc., 2021 Incremental Term Loan B, (1 mo. LIBOR US + 2.00%), 6.84%, 10/08/28		695	697,459
Covanta Holding Corp.
2021 Term Loan C, (1 mo. SOFR CME at 0.50% Floor + 2.50%), 7.31%, 11/30/28		85	85,171
2021 Term Loan B, (1 mo. SOFR CME at 0.50% Floor + 2.50%), 7.31%, 11/30/28		1,132	1,125,658
Creative Artists Agency LLC, 2023 Term Loan B, (1 mo. SOFR CME + 3.50%), 8.31%, 11/27/28		1,564	1,556,837
EnergySolutions LLC, 2018 Term Loan B, (3 mo. LIBOR US at 1.00% Floor + 3.75%), 8.91%, 05/09/25		514	494,753
GFL Environmental, Inc., 2023 Term Loan, (1 mo. SOFR CME at 0.50% Floor + 3.00%), 7.91%, 05/28/27		1,282	1,281,409
Packers Holdings LLC, 2021 Term Loan, (1 mo. SOFR CME at 0.75% Floor + 3.25%), 8.09%, 03/09/28		907	818,356
Prime Security Services Borrower LLC, 2021 Term Loan, (3 mo. LIBOR US at 0.75% Floor + 2.75%), 7.52%, 09/23/26		1,923	1,914,444
Verscend Holding Corp., 2021 Term Loan B, (10 mo. LIBOR US + 4.00%), 8.84%, 08/27/25		3,109	3,101,631
Viad Corp., Initial Term Loan, (1 mo. SOFR CME at 0.50% Floor + 5.00%), 9.92%, 07/30/28		780	743,064

			18,965,874

Communications Equipment — 0.5%
Ciena Corp., 2023 Term Loan B, (1 mo. SOFR CME + 2.50%), 7.19%, 01/18/30		213	212,602
ViaSat, Inc., Term Loan, (1 mo. SOFR CME at 0.50% Floor + 4.50%), 9.42%, 03/02/29		2,011	1,947,878

			2,160,480

Construction & Engineering — 1.7%
Brand Energy & Infrastructure Services, Inc., 2017 Term Loan, (3 mo. LIBOR US at 1.00% Floor + 4.25%), 9.13%, 06/21/24		2,522	2,346,399
Pike Corp., 2021 Incremental Term Loan B, (1 mo. LIBOR US + 3.00%), 7.85%, 01/21/28		1,045	1,035,782
SRS Distribution, Inc., 2021 Term Loan B, (1 mo. LIBOR US at 0.50% Floor + 3.50%), 8.34%, 06/02/28		2,765	2,664,400
USIC Holdings, Inc., 2021 Term Loan, (1 mo. LIBOR US at 0.75% Floor + 3.50%), 8.34%, 05/12/28		1,747	1,687,261

			7,733,842

3

Schedule of Investments (unaudited) (continued) March 31, 2023	BlackRock Floating Rate Income Strategies Fund, Inc. (FRA) (Percentages shown are based on Net Assets)

Security		Par (000)	Value

Construction Materials — 1.7%
Core & Main LP, 2021 Term Loan B, (1 mo. SOFR CME + 2.50%), 7.37%, 07/27/28(d)	USD	4,089	$4,057,852
Filtration Group Corp., 2018 1st Lien Term Loan, (1 mo. LIBOR US + 3.00%), 7.84%, 03/29/25		2,371	2,361,913
Oscar AcquisitionCo. LLC, Term Loan B, (3 mo. SOFR CME at 0.50% Floor + 4.50%), 9.50%, 04/29/29		1,103	1,060,203
Tamko Building Products LLC, Term Loan B, (3 mo. LIBOR US + 3.00%), 7.87%, 06/01/26		362	351,767

			7,831,735

Consumer Staples Distribution & Retail — 0.4%
H-Food Holdings LLC, 2018 Term Loan B, (1 mo. LIBOR US + 3.688%), 8.53%, 05/23/25		499	425,678
U.S. Foods, Inc.
2019 Term Loan B, (1 mo. LIBOR US + 2.00%), 6.84%, 09/13/26		711	706,941
2021 Term Loan B, (1 mo. LIBOR US + 2.75%), 7.59%, 11/22/28		894	891,355

			2,023,974

Containers & Packaging — 1.6%
Charter Next Generation, Inc., 2021 Term Loan, (1 mo. SOFR CME at 0.75% Floor + 3.75%), 8.67%, 12/01/27		3,488	3,438,889
Mauser Packaging Solutions Holding Co., Term Loan B, (3 mo. SOFR CME + 4.00%), 8.78%, 08/14/26		1,262	1,249,834
Pregis TopCo Corp., 1st Lien Term Loan, (1 mo. SOFR CME + 3.75%), 8.67%, 07/31/26		614	597,607
Tosca Services LLC, 2021 Term Loan, (1 mo. LIBOR US at 0.75% Floor + 3.50%), 8.42%, 08/18/27		1,174	900,863
Trident TPI Holdings, Inc., 2021 Incremental Term Loan, (3 mo. LIBOR US at 0.50% Floor + 4.00%), 9.16%, 09/15/28		1,144	1,103,962

			7,291,155

Distributors — 1.6%
American Builders & Contractors Supply Co., Inc., 2019 Term Loan, (1 mo. SOFR CME + 2.00%), 6.91%, 01/15/27		1,191	1,182,752
CNT Holdings I Corp., 2020 Term Loan, (3 mo. SOFR CME at 0.75% Floor + 3.50%), 8.13%, 11/08/27		1,833	1,799,478
Dealer Tire Financial LLC, Term Loan B2, (1 mo. SOFR CME at 0.50% Floor + 4.50%), 9.31%, 12/14/27		2,538	2,517,658
Go Daddy Operating Co. LLC, 2022 Term Loan B5, (1 mo. SOFR CME + 3.25%), 8.06%, 11/09/29		1,485	1,482,500
PUG LLC, 2021 Incremental Term Loan B, (1 mo. LIBOR US at 0.50% Floor + 4.25%), 9.09%, 02/12/27(d)		366	261,990

			7,244,378

Diversified Consumer Services — 2.0%
2U, Inc., 2023 Term Loan B, (3 mo. SOFR CME at 0.75% Floor + 6.50%), 11.32%, 12/28/26		954	914,542
Ascend Learning LLC
2021 2nd Lien Term Loan, (1 mo. SOFR CME at 0.50% Floor + 5.75%), 10.66%, 12/10/29		781	670,356
2021 Term Loan, (1 mo. SOFR CME at 0.50% Floor + 3.50%), 8.41%, 12/11/28		1,920	1,768,524

Security		Par (000)	Value

Diversified Consumer Services (continued)
Bright Horizons Family Solutions LLC, 2021 Term Loan B, (1 mo. SOFR CME at 0.50% Floor + 2.25%), 7.17%, 11/24/28	USD	925	$909,678
Genuine Financial Holdings LLC, 2018 1st Lien Term Loan, (3 mo. LIBOR US + 3.75%), 8.59%, 07/11/25		975	966,539
OLA Netherlands BV, Term Loan, (1 mo. SOFR CME at 0.75% Floor + 6.25%), 11.11%, 12/15/26		851	804,572
PAI Holdco, Inc., 2020 Term Loan B, (3 mo. LIBOR US at 0.75% Floor + 3.75%), 8.58%, 10/28/27		1,018	952,068
Sotheby’s, 2021 Term Loan B, (3 mo. LIBOR US at 0.50% Floor + 4.50%), 9.33%, 01/15/27		1,775	1,761,913
Voyage Australia Pty. Ltd., USD Term Loan B, (3 mo. SOFR CME at 0.50% Floor + 3.50%), 8.40%, 07/20/28		326	320,803

			9,068,995

Diversified REITs — 0.2%
RHP Hotel Properties LP, 2017 Term Loan B, (1 mo. LIBOR US + 2.00%), 6.85%, 05/11/24		862	860,211

Diversified Telecommunication Services — 1.7%
Cablevision Lightpath LLC, Term Loan B, (1 mo. LIBOR US at 0.50% Floor + 3.25%), 7.93%, 11/30/27		233	229,983
Consolidated Communications, Inc., 2021 Term Loan B, (1 mo. LIBOR US at 0.75% Floor + 3.50%), 8.38%, 10/02/27		808	634,524
Frontier Communications Holdings LLC, 2021 1st Lien Term Loan, (1 mo. LIBOR US at 0.75% Floor + 3.75%), 8.63%, 05/01/28		1,972	1,867,803
Iridium Satellite LLC, 2021 Term Loan B2, (1 mo. SOFR CME at 0.75% Floor + 2.50%), 7.41%, 11/04/26		1,798	1,795,388
Level 3 Financing, Inc., 2019 Term Loan B, (1 mo. SOFR CME + 1.75%), 6.67%, 03/01/27		1,496	1,258,151
Lumen Technologies, Inc., 2020 Term Loan B, (3 mo. SOFR CME + 2.25%), 7.17%, 03/15/27		1,376	903,770
Virgin Media SFA Finance Ltd., GBP Term Loan L, (1 mo. SONIA + 3.25%), 7.21%, 01/15/27	GBP	1,000	1,156,277

			7,845,896

Electric Utilities — 0.9%
Constellation Renewables LLC, 2020 Term Loan, (3 mo. LIBOR US at 1.00% Floor + 2.50%), 7.46%, 12/15/27	USD	1,255	1,247,641
Triton Water Holdings, Inc., Term Loan, (3 mo. LIBOR US at 0.50% Floor + 3.50%), 8.66%, 03/31/28		3,208	2,866,921

			4,114,562

Electrical Equipment — 0.9%
Arcline FM Holdings LLC, 2021 1st Lien Term Loan, (3 mo. LIBOR US at 0.75% Floor + 4.75%), 9.91%, 06/23/28		1,525	1,451,408
AZZ, Inc., Term Loan B, (1 mo. SOFR CME at 0.50% Floor + 4.25%), 9.16%, 05/13/29		262	261,088
Gates Global LLC, 2021 Term Loan B3, (1 mo. SOFR CME at 0.75% Floor + 2.50%), 7.41%, 03/31/27		2,412	2,394,845

			4,107,341

S C H E D U L E O F I N V E S T M E N T S	4

Schedule of Investments (unaudited) (continued) March 31, 2023	BlackRock Floating Rate Income Strategies Fund, Inc. (FRA) (Percentages shown are based on Net Assets)

Security	Par (000)		Value

Electronic Equipment, Instruments & Components — 0.4%
Coherent Corp., 2022 Term Loan B, (1 mo. SOFR CME at 0.50% Floor + 2.75%), 7.67%, 07/02/29	USD	1,659	$1,640,455

Energy Equipment & Services — 0.7%
Oryx Midstream Services Permian Basin LLC, 2023 Incremental Term Loan, (1 mo. SOFR CME at 0.50% Floor + 3.25%), 8.06%, 10/05/28		3,085	3,027,955

Entertainment — 0.8%
Cirque Du Soleil Holding USA Newco, Inc., 2023 Term Loan B, (3 mo. SOFR CME at 0.50% Floor + 4.25%), 9.13%, 03/08/30		907	895,662
City Football Group Ltd., Term Loan, (1 mo. LIBOR US at 0.50% Floor + 3.00%), 7.78%, 07/21/28		1,579	1,502,036
Delta 2 Lux SARL, Term Loan B, (1 mo. SOFR CME at 0.50% Floor + 3.25%), 8.06%, 01/15/30		1,291	1,291,542

			3,689,240

Environmental, Maintenance & Security Service — 0.8%
Asplundh Tree Expert LLC, 2021 Term Loan B, (1 mo. LIBOR US + 1.75%), 6.59%, 09/07/27		1,963	1,950,408
TruGreen LP, 2020 Term Loan, (1 mo. LIBOR US at 0.75% Floor + 4.00%), 8.84%, 11/02/27		1,647	1,518,712

			3,469,120

Financial Services — 5.6%
Acuris Finance U.S., Inc., 2021 USD Term Loan B, (3 mo. SOFR CME at 0.50% Floor + 4.00%), 9.05%, 02/16/28		429	412,695
Advisor Group, Inc., 2021 Term Loan, (1 mo. LIBOR US + 4.50%), 9.34%, 07/31/26		1,018	999,981
AlixPartners LLP, 2021 USD Term Loan B, (1 mo. LIBOR US at 0.50% Floor + 2.75%), 7.61%, 02/04/28		1,727	1,718,958
Altice France SA/France, 2023 USD Term Loan B14, (2 mo. SOFR CME + 5.50%), 10.17%, 08/15/28(d)		1,905	1,809,919
Castlelake Aviation Ltd., Term Loan B, (3 mo. LIBOR US at 0.50% Floor + 2.75%), 7.62%, 10/22/26		1,594	1,576,685
Cogeco Financing 2 LP, 2021 Incremental Term Loan B, (1 mo. LIBOR US at 0.50% Floor + 2.50%), 7.34%, 09/01/28		1,592	1,569,052
Delta TopCo, Inc., 2020 2nd Lien Term Loan, (3 mo. SOFR CME at 0.75% Floor + 7.25%), 12.16%, 12/01/28		385	326,288
EG America LLC, 2018 USD Term Loan, (3 mo. LIBOR US + 4.00%), 8.84%, 02/07/25		1,435	1,368,833
Gainwell Acquisition Corp., Term Loan B, (3 mo. SOFR CME at 0.75% Floor + 4.00%), 9.00%, 10/01/27		3,254	3,099,171
KKR Apple Bidco LLC, 2021 Term Loan, (1 mo. LIBOR US at 0.50% Floor + 2.75%), 7.59%, 09/23/28		930	918,774
LBM Acquisition LLC, Term Loan B, (6 mo. LIBOR US at 0.75% Floor + 3.75%), 8.59%, 12/17/27		508	476,855
Radiate Holdco LLC, 2021 Term Loan B, (1 mo. LIBOR US at 0.75% Floor + 3.25%), 8.09%, 09/25/26		2,554	2,080,544
RVR Dealership Holdings LLC, Term Loan B, (1 mo. SOFRTE at 0.75% Floor + 3.75%), 8.55%, 02/08/28		243	206,211

Security	Par (000)		Value

Financial Services (continued)
Setanta Aircraft Leasing Designated Activity Co., Term Loan B, (3 mo. LIBOR US + 2.00%), 7.16%, 11/05/28	USD	1,340	$1,338,660
SMG U.S. Midco 2, Inc., 2020 Term Loan, (3 mo. LIBOR US + 2.50%), 7.33%, 01/23/25		417	412,143
SSH Group Holdings, Inc., 2018 1st Lien Term Loan, (3 mo. LIBOR US + 4.00%), 8.90%, 07/30/25		224	221,547
Veritas U.S., Inc., 2021 USD Term Loan B, (1 mo. LIBOR US at 1.00% Floor + 5.00%), 9.84%, 09/01/25		3,341	2,526,769
VS Buyer LLC, Term Loan B, (2 mo. LIBOR US + 3.00%), 7.70%, 02/28/27		1,656	1,636,249
White Cap Buyer LLC, Term Loan B, (1 mo. SOFR CME + 3.75%), 8.56%, 10/19/27		1,226	1,210,237
Ziggo Financing Partnership, USD Term Loan I, (1 mo. LIBOR US + 2.50%), 7.18%, 04/30/28		1,617	1,594,540

			25,504,111

Food Products — 2.7%
8th Avenue Food & Provisions, Inc.
2018 1st Lien Term Loan, (1 mo. LIBOR US + 3.75%), 8.59%, 10/01/25		1,186	1,040,546
2021 Incremental Term Loan, (1 mo. LIBOR US at 0.75% Floor + 4.75%), 9.59%, 10/01/25		1,519	1,341,501
Chobani LLC, 2020 Term Loan B, (1 mo. SOFR CME at 1.00% Floor + 3.50%), 8.42%, 10/25/27(d)		2,736	2,708,273
Froneri International Ltd., 2020 USD Term Loan, (3 mo. LIBOR US + 2.25%), 7.41%, 01/29/27		3,542	3,486,508
Nomad Foods U.S. LLC, 2022 Term Loan B, (3 mo. SOFR CME at 0.50% Floor + 3.75%), 8.23%, 11/12/29		1,012	1,010,640
Reynolds Group Holdings, Inc., 2020 Term Loan B2, (1 mo. LIBOR US + 3.25%), 8.09%, 02/05/26		366	363,892
Sovos Brands Intermediate, Inc., 2021 Term Loan, (3 mo. LIBOR US at 0.75% Floor + 3.50%), 8.33%, 06/08/28(d)		1,873	1,854,170
UTZ Quality Foods LLC, 2021 Term Loan B, (1 mo. SOFR CME + 3.00%), 7.92%, 01/20/28		681	677,399

			12,482,929

Gas Utilities — 0.8%
Freeport LNG Investments LLLP, Term Loan B, (3 mo. LIBOR US at 0.50% Floor + 3.50%), 8.31%, 12/21/28		3,680	3,556,900

Ground Transportation — 0.7%
Avis Budget Car Rental LLC, 2020 Term Loan B, (1 mo. LIBOR US + 1.75%), 6.60%, 08/06/27		657	644,250
SIRVA Worldwide, Inc., 2018 1st Lien Term Loan, (1 mo. LIBOR US + 5.50%), 10.28%, 08/04/25		1,168	1,068,153
Uber Technologies, Inc., 2023 Term Loan B, (3 mo. SOFR CME + 2.75%), 7.87%, 02/28/30		1,608	1,603,451

			3,315,854

Health Care Equipment & Supplies — 1.6%
Electron BidCo, Inc., 2021 Term Loan, (1 mo. LIBOR US at 0.50% Floor + 3.00%), 7.84%, 11/01/28		2,185	2,150,044

5

Schedule of Investments (unaudited) (continued) March 31, 2023	BlackRock Floating Rate Income Strategies Fund, Inc. (FRA) (Percentages shown are based on Net Assets)

Security	Par (000)		Value

Health Care Equipment & Supplies (continued)
Insulet Corp., Term Loan B, (1 mo. SOFR CME + 3.25%), 8.17%, 05/04/28	USD	763	$761,257
Medline Borrower LP, USD Term Loan B, (1 mo. LIBOR US at 0.50% Floor + 3.25%), 8.09%, 10/23/28		4,337	4,223,366

			7,134,667

Health Care Providers & Services — 2.4%
CHG Healthcare Services, Inc., 2021 Term Loan, (1 mo. LIBOR US at 0.50% Floor + 3.25%), 8.09%, 09/29/28		1,020	1,009,459
Envision Healthcare Corp.
2022 First Out Term Loan, (3 mo. SOFR CME at 1.00% Floor + 7.875%), 12.92%, 03/31/27		176	146,211
2022 Second Out Term Loan, (3 mo. SOFR CME at 1.00% Floor + 4.25%), 9.15%, 03/31/27		1,170	277,929
EyeCare Partners LLC
2020 Term Loan, (1 mo. LIBOR US + 3.75%), 8.59%, 02/18/27		1,664	1,350,025
2021 2nd Lien Term Loan, (1 mo. LIBOR US at 0.50% Floor + 6.75%), 11.59%, 11/15/29		581	438,566
2021 Incremental Term Loan, (1 mo. LIBOR US at 0.50% Floor + 3.75%), 8.59%, 11/15/28		534	431,122
Femur Buyer, Inc., 1st Lien Term Loan, (3 mo. LIBOR US + 4.50%), 9.66%, 03/05/26		688	613,694
Ingenovis Health, Inc., Term Loan B, (1 mo. LIBOR US at 0.75% Floor + 3.75%), 8.60%, 03/06/28		1,616	1,557,517
Orbcomm, Inc., Term Loan B, (1 mo. LIBOR US at 0.75% Floor + 4.25%), 9.15%, 09/01/28		870	705,267
PetVet Care Centers LLC, 2021 Term Loan B3, (1 mo. LIBOR US at 0.75% Floor + 3.50%), 8.34%, 02/14/25		52	49,902
Sotera Health Holdings LLC, 2021 Term Loan, (3 mo. LIBOR US at 0.50% Floor + 2.75%), 7.58%, 12/11/26		2,539	2,440,614
Surgery Center Holdings, Inc., 2021 Term Loan, (1 mo. LIBOR US at 0.75% Floor + 3.75%), 8.46%, 08/31/26		595	590,634
Vizient, Inc., 2022 Term Loan B, (1 mo. SOFR CME at 0.50% Floor + 2.25%), 7.11%, 05/16/29		335	334,747
WCG Purchaser Corp., 2019 Term Loan, (3 mo. LIBOR US at 1.00% Floor + 4.00%), 8.95%, 01/08/27		1,229	1,158,771

			11,104,458

Health Care Services — 0.3%
Azalea Topco, Inc., Term Loan, (1 mo. LIBOR US + 3.50%), 8.34%, 07/24/26		965	899,638
Medical Solutions Holdings, Inc., 2021 2nd Lien Term Loan, (3 mo. SOFR CME at 0.50% Floor + 7.00%), 11.99%, 11/01/29		611	552,955

			1,452,593

Health Care Technology — 2.6%
AthenaHealth Group, Inc., 2022 Term Loan B, (1 mo. SOFR CME at 0.50% Floor + 3.50%), 8.26%, 02/15/29		2,992	2,797,300
GoodRx, Inc., 1st Lien Term Loan, (1 mo. LIBOR US + 2.75%), 7.59%, 10/10/25		717	711,814

Security	Par (000)		Value

Health Care Technology (continued)
Polaris Newco LLC, USD Term Loan B, (3 mo. LIBOR US at 0.50% Floor + 4.00%), 9.16%, 06/02/28	USD	4,239	$3,856,082
Press Ganey Holdings, Inc., 2021 Term Loan B, (1 mo. LIBOR US at 0.75% Floor + 3.75%), 8.59%, 07/24/26		1,685	1,570,969
Verscend Holding Corp., 2021 2nd Lien Term Loan, (1 mo. LIBOR US at 0.50% Floor + 7.00%), 11.84%, 04/02/29(d)		3,092	3,092,000

			12,028,165

Hotels, Restaurants & Leisure — 7.3%
Aristocrat Technologies, Inc., 2022 Term Loan B, (3 mo. SOFR CME at 0.50% Floor + 2.25%), 7.25%, 05/24/29		101	101,064
Bally’s Corp., 2021 Term Loan B, (1 mo. LIBOR US at 0.50% Floor + 3.25%), 7.96%, 10/02/28		896	854,041
Burger King (Restaurant Brands International, Inc.)/New Red Finance, Inc., Term Loan B4, (1 mo. LIBOR US + 1.75%), 6.59%, 11/19/26		2,424	2,397,612
Caesars Entertainment, Inc., Term Loan B, (1 mo. SOFR CME at 0.50% Floor + 3.25%), 8.16%, 02/06/30		1,247	1,239,032
Carnival Corp., USD Term Loan B, (1 mo. LIBOR US at 0.75% Floor + 3.00%), 7.84%, 06/30/25		1,814	1,786,026
Churchill Downs, Inc., 2021 Incremental Term Loan B1, (1 mo. LIBOR US + 2.00%), 6.85%, 03/17/28		771	765,475
ECL Entertainment LLC, Term Loan, (1 mo. LIBOR US at 0.75% Floor + 7.50%), 12.42%, 05/01/28		571	565,484
Equinox Holdings, Inc., 2017 1st Lien Term Loan, (3 mo. LIBOR US at 1.00% Floor + 3.00%), 8.16%, 03/08/24		3,862	3,489,075
Fertitta Entertainment LLC, 2022 Term Loan B, (1 mo. SOFRTE at 0.50% Floor + 4.00%), 8.81%, 01/27/29		4,113	4,042,882
Flutter Financing B.V., 2022 USD Term Loan B, (3 mo. SOFR CME at 0.50% Floor + 3.25%), 8.41%, 07/22/28		1,179	1,177,542
Four Seasons Hotels Ltd., 2022 Term Loan B, (1 mo. SOFR CME at 0.50% Floor + 3.25%), 8.16%, 11/30/29		3,058	3,054,079
IRB Holding Corp., 2022 Term Loan B, (1 mo. SOFRTE at 0.75% Floor + 3.00%), 7.91%, 12/15/27		2,403	2,358,850
Penn National Gaming, Inc., 2022 Term Loan B, (1 mo. SOFR CME at 0.50% Floor + 2.75%), 7.66%, 05/03/29		1,479	1,473,920
Playa Resorts Holding B.V., 2022 Term Loan B, (1 mo. SOFR CME at 0.50% Floor + 4.25%), 8.99%, 01/05/29		478	474,367
Playtika Holding Corp., 2021 Term Loan, (1 mo. LIBOR US + 2.75%), 7.59%, 03/13/28		1,496	1,483,984
Scientific Games International, Inc., 2022 USD Term Loan, (1 mo. SOFR CME at 0.50% Floor + 3.00%), 7.96%, 04/14/29		812	804,420
SeaWorld Parks & Entertainment, Inc., 2021 Term Loan B, (1 mo. LIBOR US at 0.50% Floor + 3.00%), 7.88%, 08/25/28		688	684,812

S C H E D U L E O F I N V E S T M E N T S	6

Schedule of Investments (unaudited) (continued) March 31, 2023	BlackRock Floating Rate Income Strategies Fund, Inc. (FRA) (Percentages shown are based on Net Assets)

Security	Par (000)		Value

Hotels, Restaurants & Leisure (continued)
Stars Group Holdings BV, 2018 USD Incremental Term Loan, (3 mo. LIBOR US + 2.25%), 7.41%, 07/21/26	USD	1,107	$1,105,079
Station Casinos LLC, 2020 Term Loan B, (1 mo. LIBOR US at 0.25% Floor + 2.25%), 7.10%, 02/08/27		2,044	2,024,581
Travelport Finance Luxembourg SARL, 2021 Consented Term Loan, (3 mo. LIBOR US + 6.75%), 10.16%, 05/29/26		1,440	813,319
Whatabrands LLC, 2021 Term Loan B, (1 mo. LIBOR US at 0.50% Floor + 3.25%), 8.09%, 08/03/28		2,256	2,229,496
Wyndham Hotels & Resorts, Inc., Term Loan B, (1 mo. LIBOR US + 1.75%), 6.59%, 05/30/25		534	533,299

			33,458,439

Household Durables — 1.9%
ACProducts Holdings, Inc., 2021 Term Loan B, (3 mo. LIBOR US at 0.50% Floor + 4.25%), 9.41%, 05/17/28		1,640	1,297,603
Hunter Douglas, Inc., USD Term Loan B1, (3 mo. SOFR CME + 3.50%), 8.37%, 02/26/29		2,402	2,150,444
Reynolds Consumer Products LLC, Term Loan, (1 mo. SOFR CME + 1.75%), 6.66%, 02/04/27		1,487	1,474,064
Serta Simmons Bedding LLC
2020 Super Priority First Out Term Loan, (3 mo. LIBOR US + 7.50%), 12.37%, 08/10/23		464	454,017
2020 Super Priority Second Out Term Loan, (3 mo. LIBOR US at 1.00% Floor + 7.50%), 12.37%, 08/10/23		726	411,202
Snap One Holdings Corp., Term Loan B, (3 mo. LIBOR US at 0.50% Floor + 4.50%), 9.66%, 12/08/28(d)		379	344,567
Sunset Debt Merger Sub, Inc., 2021 Term Loan B, (1 mo. LIBOR US at 0.75% Floor + 4.00%), 8.75%, 10/06/28		823	689,686
Weber-Stephen Products LLC, Term Loan B, (1 mo. LIBOR US at 0.75% Floor + 3.25%), 8.09%, 10/30/27		2,025	1,734,301

			8,555,884

Household Products — 0.2%
Spectrum Brands, Inc., 2021 Term Loan, (3 mo. LIBOR US at 0.50% Floor + 2.00%), 6.96%, 03/03/28		831	822,714

Independent Power and Renewable Electricity Producers — 0.6%
Calpine Construction Finance Co. LP, 2017 Term Loan B, (1 mo. LIBOR US + 2.00%), 6.84%, 01/15/25		500	498,591
Calpine Corp.
2019 Term Loan B10, (1 mo. LIBOR US + 2.00%), 6.84%, 08/12/26		701	695,195
Term Loan B9, (1 mo. LIBOR US + 2.00%), 6.85%, 04/05/26		1,499	1,488,270

			2,682,056

Industrial Conglomerates — 2.0%
AVSC Holding Corp.
2020 Term Loan B1, (3 mo. LIBOR US at 1.00% Floor + 3.50%), 8.31%, 03/03/25		1,003	962,831
2020 Term Loan B3, (3 mo. LIBOR US + 15.00%), 15.00%, 10/15/26		940	957,325

Security	Par (000)		Value

Industrial Conglomerates (continued)
Diamond BC BV, 2021 Term Loan B, (3 mo. LIBOR US at 0.50% Floor + 2.75%), 7.58%, 09/29/28	USD	1,727	$1,718,864
Stitch Aquisition Corp., Term Loan B, (3 mo. LIBOR US at 0.75% Floor + 6.75%), 11.91%, 07/28/28		1,084	845,130
Vertical U.S. Newco, Inc., Term Loan B, (6 mo. LIBOR US at 0.50% Floor + 3.50%), 8.60%, 07/30/27		2,265	2,209,075
Vertiv Group Corp., 2021 Term Loan B, (1 mo. LIBOR US + 2.75%), 7.42%, 03/02/27		2,423	2,375,417

			9,068,642

Insurance — 6.1%
Alliant Holdings Intermediate LLC
2021 Term Loan B4, (1 mo. LIBOR US at 0.50% Floor + 3.50%), 8.28%, 11/06/27		3,778	3,729,616
2023 Term Loan B5, (1 mo. SOFR CME at 0.50% Floor + 3.50%), 8.35%, 11/05/27		3,885	3,834,571
AmWINS Group, Inc.
2021 Term Loan B, (1 mo. LIBOR US at 0.75% Floor + 2.25%), 7.11%, 02/19/28		2,581	2,546,582
2023 Incremental Term Loan B, (1 mo. SOFR CME at 0.75% Floor + 2.75%), 7.66%, 02/19/28		496	492,659
AssuredPartners, Inc.
2020 Term Loan B, (1 mo. LIBOR US + 3.50%), 8.34%, 02/12/27		1,400	1,384,996
2021 Term Loan B, (1 mo. LIBOR US at 0.50% Floor + 3.50%), 8.34%, 02/12/27		878	865,956
Hub International Ltd.
2018 Term Loan B, (3 mo. LIBOR US + 3.00%), 7.82%, 04/25/25		2,839	2,827,620
2021 Term Loan B, (3 mo. LIBOR US at 0.75% Floor + 3.25%), 8.06%, 04/25/25		2,660	2,650,513
2022 Term Loan B, (3 mo. SOFR CME at 0.75% Floor + 4.00%), 8.73%, 11/10/29		466	463,913
NFP Corp., 2020 Term Loan, (1 mo. LIBOR US + 3.25%), 8.09%, 02/15/27		185	180,238
Ryan Specialty Group LLC, Term Loan, (1 mo. SOFR CME at 0.75% Floor + 3.00%), 7.91%, 09/01/27		1,356	1,350,881
Sedgwick Claims Management Services, Inc., 2023 Term Loan B, (1 mo. SOFR CME + 3.75%), 8.56%, 02/17/28		4,019	3,962,663
USI, Inc.
2019 Incremental Term Loan B, (3 mo. LIBOR US + 3.25%), 8.41%, 12/02/26		213	212,326
2022 Incremental Term Loan, (3 mo. SOFR CME at 0.50% Floor + 3.75%), 8.65%, 11/22/29		3,347	3,331,167

			27,833,701

Interactive Media & Services — 1.2%
Adevinta ASA, USD Term Loan B, (3 mo. LIBOR US at 0.75% Floor + 2.75%), 7.91%, 06/26/28		1,728	1,712,421
Camelot U.S. Acquisition LLC, 2020 Incremental Term Loan B, (1 mo. LIBOR US at 1.00% Floor + 3.00%), 7.84%, 10/30/26		2,221	2,214,822
Go Daddy Operating Co. LLC, 2021 Term Loan B4, (1 mo. LIBOR US + 2.00%), 6.84%, 08/10/27		731	727,273
Grab Holdings, Inc., Term Loan B, (1 mo. LIBOR US at 1.00% Floor + 4.50%), 9.35%, 01/29/26		1,059	1,052,358

			5,706,874

7

Schedule of Investments (unaudited) (continued) March 31, 2023	BlackRock Floating Rate Income Strategies Fund, Inc. (FRA) (Percentages shown are based on Net Assets)

Security	Par (000)		Value

IT Services — 5.4%
Aruba Investments Holdings LLC
2020 2nd Lien Term Loan, (1 mo. LIBOR US at 0.75% Floor + 7.75%), 12.59%, 11/24/28	USD	1,440	$1,288,800
2020 USD Term Loan, (1 mo. LIBOR US at 0.75% Floor + 3.75%), 8.59%, 11/24/27		763	743,117
Boxer Parent Co., Inc., 2021 USD Term Loan, (1 mo. LIBOR US + 3.75%), 8.59%, 10/02/25		2,030	2,001,926
Camelot Finance SA, Term Loan B, (1 mo. LIBOR US + 3.00%), 7.84%, 10/30/26		1,851	1,845,203
CCC Intelligent Solutions, Inc., Term Loan, (1 mo. LIBOR US at 0.50% Floor + 2.25%), 7.09%, 09/21/28		1,679	1,662,315
CoreLogic, Inc.
2nd Lien Term Loan, (1 mo. LIBOR US at 0.50% Floor + 6.50%), 11.38%, 06/04/29		1,415	1,041,284
Term Loan, (1 mo. LIBOR US at 0.50% Floor + 3.50%), 8.38%, 06/02/28		3,365	2,861,481
Fleetcor Technologies Operating Co. LLC, 2021 Term Loan B4, (1 mo. LIBOR US + 1.75%), 6.59%, 04/28/28		2,039	2,023,889
Genesys Cloud Services Holdings II LLC, 2020 USD Term Loan B4, (1 mo. LIBOR US at 0.75% Floor + 4.00%), 8.84%, 12/01/27		3,275	3,221,238
PUG LLC, USD Term Loan, (1 mo. LIBOR US + 3.50%), 8.34%, 02/12/27		3,460	2,494,620
Trans Union LLC
2019 Term Loan B5, (1 mo. LIBOR US + 1.75%), 6.59%, 11/16/26		1,848	1,832,481
2021 Term Loan B6, (1 mo. LIBOR US at 0.50% Floor + 2.25%), 7.09%, 12/01/28		2,325	2,375,747
Venga Finance SARL, 2021 USD Term Loan B, (3 mo. LIBOR US at 0.75% Floor + 4.75%), 9.70%, 06/28/29		648	616,761
WEX, Inc., 2021 Term Loan, (1 mo. LIBOR US + 2.25%), 7.09%, 03/31/28		970	962,322

			24,971,184

Leisure Products — 0.5%
Fender Musical Instruments Corp., 2021 Term Loan B, (1 mo. SOFRTE at 0.50% Floor + 4.00%), 8.84%, 12/01/28(d)		974	883,412
Peloton Interactive, Inc., Term Loan, (3 mo. SOFR CME at 0.50% Floor + 6.50%), 11.76%, 05/25/27		343	341,403
Topgolf Callaway Brands Corp., Term Loan B, (3 mo. SOFR CME + 3.50%), 8.26%, 03/15/30		1,151	1,142,552

			2,367,367

Life Sciences Tools & Services — 2.7%
Avantor Funding, Inc., 2021 Term Loan B5, (1 mo. LIBOR US at 0.50% Floor + 2.25%), 7.09%, 11/08/27		1,769	1,765,221
Curia Global, Inc., 2021 Term Loan, (3 mo. SOFR CME at 0.75% Floor + 3.75%), 8.53%, 08/30/26		140	119,201
eResearchTechnology, Inc., 2020 1st Lien Term Loan, (1 mo. LIBOR US at 1.00% Floor + 4.50%), 9.34%, 02/04/27		3,304	3,115,518
ICON Luxembourg SARL, LUX Term Loan, (3 mo. SOFR CME at 0.50% Floor + 2.25%), 7.41%, 07/03/28		2,384	2,376,030
Maravai Intermediate Holdings LLC, 2022 Term Loan B, (3 mo. SOFRTE at 0.50% Floor + 3.00%), 7.63%, 10/19/27		1,487	1,477,936

Security	Par (000)			Value

Life Sciences Tools & Services (continued)
Parexel International Corp., 2021 1st Lien Term Loan, (1 mo. LIBOR US at 0.50% Floor + 3.25%), 8.09%, 11/15/28	USD	3,051		$3,021,429
PRA Health Sciences, Inc., US Term Loan, (3 mo. LIBOR US at 0.50% Floor + 2.25%), 7.41%, 07/03/28		632		592,046

				12,467,381

Machinery — 3.7%
Albion Acquisitions Ltd., USD Term Loan, (3 mo. LIBOR US at 0.50% Floor + 5.25%), 10.07%, 08/17/26		1,831		1,778,967
Clark Equipment Co., 2022 Term Loan B, (3 mo. SOFR CME at 0.50% Floor + 2.50%), 7.50%, 04/20/29		302		301,008
Columbus McKinnon Corp., 2021 Term Loan B, (3 mo. LIBOR US at 0.50% Floor + 2.75%), 7.94%, 05/14/28		380		376,548
Filtration Group Corp., 2021 Incremental Term Loan, (1 mo. LIBOR US at 0.50% Floor + 3.50%), 8.34%, 10/21/28		1,170		1,151,165
Fluidra SA, 2022 USD Term Loan B, (1 mo. SOFR CME + 2.00%), 6.91%, 01/29/29		308		302,927
Ingersoll-Rand Services Co., 2020 USD Spinco Term Loan, (1 mo. SOFR CME + 1.75%), 6.66%, 03/01/27		2,218		2,208,696
Madison IAQ LLC, Term Loan, (6 mo. LIBOR US at 0.50% Floor + 3.25%), 8.30%, 06/21/28		3,701		3,516,119
Roper Industrial Products Investment Co., USD Term Loan, (3 mo. SOFR CME + 4.50%), 9.40%, 11/22/29		1,688		1,672,926
SPX Flow, Inc., 2022 Term Loan, (1 mo. SOFR CME at 0.50% Floor + 4.50%), 9.41%, 04/05/29		1,940		1,846,310
Titan Acquisition Ltd., 2018 Term Loan B, (3 mo. LIBOR US + 3.00%), 8.15%, 03/28/25		3,864		3,653,282
Zurn LLC, 2021 Term Loan B, (1 mo. LIBOR US at 0.50% Floor + 2.00%), 6.84%, 10/04/28		126		125,167

				16,933,115

Media — 10.0%
Altice Financing SA
2017 USD Term Loan B, (3 mo. LIBOR US + 2.75%), 7.58%, 07/15/25		1,081		1,060,840
USD 2017 1st Lien Term Loan, (3 mo. LIBOR US + 2.75%), 7.58%, 01/31/26		1,551		1,519,915
AMC Entertainment Holdings, Inc., 2019 Term Loan B, (1 mo. LIBOR US + 3.00%), 7.68%, 04/22/26		1,503		1,093,312
Cable One, Inc., 2021 Term Loan B4, (1 mo. LIBOR US + 2.00%), 6.84%, 05/03/28		1,028		999,433
Charter Communications Operating LLC, Class A, 2019 Term Loan B1, (1 mo. SOFR CME + 1.75%), 6.56%, 04/30/25		2,598		2,594,993
Clear Channel Outdoor Holdings, Inc., Term Loan B, (3 mo. LIBOR US + 3.50%), 8.33%, 08/21/26		3,817		3,546,428
CMG Media Corp., 2021 Term Loan, (3 mo. LIBOR US + 3.50%), 8.66%, 12/17/26		—	(i)	274
Connect Finco SARL, 2021 Term Loan B, (1 mo. LIBOR US at 1.00% Floor + 3.50%), 8.35%, 12/11/26		6,640		6,593,334
CSC Holdings LLC
2017 Term Loan B1, (1 mo. LIBOR US + 2.25%), 6.93%, 07/17/25		1,181		1,124,310

S C H E D U L E O F I N V E S T M E N T S	8

Schedule of Investments (unaudited) (continued) March 31, 2023	BlackRock Floating Rate Income Strategies Fund, Inc. (FRA) (Percentages shown are based on Net Assets)

Security	Par (000)		Value

Media (continued)
CSC Holdings LLC (continued)
2019 Term Loan B5, (1 mo. LIBOR US + 2.50%), 7.18%, 04/15/27	USD	1,565	$1,377,724
E.W. Scripps Co., 2020 Term Loan B3, (1 mo. LIBOR US at 0.75% Floor + 2.75%), 7.67%, 01/07/28		549	523,421
Learfield Communications LLC, 2016 1st Lien Term Loan, (1 mo. LIBOR US at 1.00% Floor + 3.25%), 8.10%, 12/01/23		870	607,221
Lions Gate Capital Holdings LLC, 2018 Term Loan B, (1 mo. LIBOR US + 2.25%), 7.09%, 03/24/25		1,311	1,287,293
Live Nation Entertainment, Inc., Term Loan B4, (1 mo. SOFR CME + 1.75%), 6.61%, 10/17/26(d)		2,524	2,492,581
MH Sub I LLC
2017 1st Lien Term Loan, (1 mo. LIBOR US + 3.75%), 8.59%, 09/13/24		3,232	3,172,044
2021 2nd Lien Term Loan, (1 mo. SOFR CME + 6.25%), 11.06%, 02/23/29		2,021	1,845,956
Nexstar Broadcasting, Inc., 2019 Term Loan B4, (1 mo. LIBOR US + 2.50%), 7.34%, 09/18/26		794	790,862
Sinclair Television Group, Inc., 2022 Term Loan B4, (1 mo. SOFR CME + 3.75%), 8.66%, 04/21/29(d)		1,808	1,641,064
UFC Holdings LLC, 2021 Term Loan B, (3 mo. LIBOR US at 0.75% Floor + 2.75%), 7.57%, 04/29/26		899	892,852
UPC Financing Partnership, 2021 USD Term Loan AX, (1 mo. LIBOR US + 2.925%), 7.61%, 01/31/29		768	750,594
Virgin Media Bristol LLC
2020 USD Term Loan Q, (1 mo. LIBOR US + 3.25%), 7.93%, 01/31/29		1,335	1,318,486
USD Term Loan N, (1 mo. LIBOR US + 2.50%), 7.18%, 01/31/28		988	970,427
Voyage Digital Ltd., USD Term Loan B, (3 mo. SOFRTE at 0.50% Floor + 4.25%), 9.05%, 05/11/29(d)		1,010	995,210
William Morris Endeavor Entertainment LLC, 2018 1st Lien Term Loan, (1 mo. LIBOR US + 2.75%), 7.60%, 05/18/25		2,718	2,691,616
WMG Acquisition Corp., 2021 Term Loan G, (1 mo. LIBOR US + 2.125%), 6.97%, 01/20/28		2,123	2,096,324
Zayo Group Holdings, Inc., USD Term Loan, (1 mo. LIBOR US + 3.00%), 7.84%, 03/09/27		5,045	4,084,700

			46,071,214

Oil, Gas & Consumable Fuels — 0.7%
Lealand Finance Co. BV
2020 Make Whole Term Loan, (1 mo. LIBOR US + 3.00%), 7.84%, 06/28/24		40	27,164
2020 Take Back Term Loan, (1 mo. LIBOR US + 1.00%), 5.84%, 06/30/25		303	199,530
M6 ETX Holdings II Midco LLC, Term Loan B, (3 mo. SOFR CME at 0.50% Floor + 4.50%), 9.36%, 09/19/29		266	262,892

Security		Par (000)	Value

Oil, Gas & Consumable Fuels (continued)
Medallion Midland Acquisition LLC, 2021 Term Loan, (3 mo. SOFR CME at 0.75% Floor + 3.75%), 8.91%, 10/18/28	USD	1,920	$1,890,768
Murphy USA, Inc., Term Loan B, (1 mo. LIBOR US at 0.50% Floor + 1.75%), 6.43%, 01/31/28		638	638,044

			3,018,398

Passenger Airlines — 2.8%
AAdvantage Loyalty IP Ltd., 2021 Term Loan, (3 mo. LIBOR US at 0.75% Floor + 4.75%), 9.56%, 04/20/28		1,636	1,658,678
Air Canada, 2021 Term Loan B, (3 mo. LIBOR US at 0.75% Floor + 3.50%), 8.37%, 08/11/28		2,032	2,023,893
American Airlines, Inc.
2017 1st Lien Term Loan, (6 mo. LIBOR US + 3.50%), 8.26%, 01/29/27		272	266,268
2023 Term Loan B, (6 mo. SOFR CME + 2.75%), 8.15%, 02/15/28		2,415	2,356,509
Mileage Plus Holdings LLC, 2020 Term Loan B, (3 mo. LIBOR US at 1.00% Floor + 5.25%), 10.21%, 06/21/27		2,936	3,043,378
United Airlines, Inc., 2021 Term Loan B, (3 mo. LIBOR US at 0.75% Floor + 3.75%), 8.57%, 04/21/28		3,679	3,646,730

			12,995,456

Personal Care Products — 1.4%
Kronos Acquisition Holdings, Inc., 2021 1st Lien Term Loan, (3 mo. SOFRTE at 1.00% Floor + 6.00%), 11.02%, 12/22/26		406	392,649
Prestige Brands, Inc., 2021 Term Loan B5, (1 mo. LIBOR US at 0.50% Floor + 2.00%), 6.84%, 07/03/28		168	166,984
Sunshine Luxembourg VII SARL, 2021 Term Loan B3, (3 mo. LIBOR US at 0.75% Floor + 3.75%), 8.91%, 10/01/26		6,044	5,980,021

			6,539,654

Pharmaceuticals — 2.5%
Amneal Pharmaceuticals LLC, 2018 Term Loan B, (1 mo. LIBOR US + 3.50%), 8.38%, 05/04/25		1,210	1,147,712
Amynta Agency Borrower, Inc., 2023 Term Loan B, (3 mo. SOFR CME + 5.00%), 9.99%, 02/28/28		855	818,449
Bausch Health Cos., Inc., 2022 Term Loan B, (1 mo. SOFR CME at 0.50% Floor + 5.25%), 10.09%, 02/01/27		1,123	831,410
Catalent Pharma Solutions, Inc., 2021 Term Loan B3, (1 mo. LIBOR US at 0.50% Floor + 2.00%), 6.81%, 02/22/28		1,588	1,571,771
Elanco Animal Health, Inc., Term Loan B, (1 mo. LIBOR US + 1.75%), 6.41%, 08/01/27		1,466	1,431,826
Jazz Financing Lux SARL, USD Term Loan, (1 mo. LIBOR US at 0.50% Floor + 3.50%), 8.34%, 05/05/28		2,181	2,170,567
Option Care Health, Inc., 2021 Term Loan B, (1 mo. LIBOR US at 0.50% Floor + 2.75%), 7.59%, 10/27/28		699	695,485

9

Schedule of Investments (unaudited) (continued) March 31, 2023	BlackRock Floating Rate Income Strategies Fund, Inc. (FRA) (Percentages shown are based on Net Assets)

Security	Par (000)		Value

Pharmaceuticals (continued)
Organon & Co., USD Term Loan, (3 mo. LIBOR US at 0.50% Floor + 3.00%), 8.00%, 06/02/28	USD	1,404	$1,401,962
Precision Medicine Group LLC, 2021 Term Loan, (3 mo. LIBOR US at 0.75% Floor + 3.00%), 8.16%, 11/18/27(d)		1,451	1,394,569

			11,463,751

Professional Services — 1.5%
Dun & Bradstreet Corp.
2022 Incremental Term Loan B2, (1 mo. SOFR CME + 3.25%), 8.04%, 01/18/29		710	704,151
Term Loan, (1 mo. LIBOR US + 3.25%), 8.10%, 02/06/26		2,327	2,319,926
Element Materials Technology Group U.S. Holdings, Inc.
2022 USD Delayed Draw Term Loan, (3 mo. SOFR CME at 0.50% Floor + 4.25%), 9.25%, 07/06/29		606	598,244
2022 USD Term Loan, (3 mo. SOFR CME at 0.50% Floor + 4.25%), 9.25%, 07/06/29		1,314	1,296,196
Galaxy U.S. Opco, Inc., Term Loan, (1 mo. SOFR CME at 0.50% Floor + 4.75%), 9.56%, 04/29/29		2,006	1,770,225

			6,688,742

Real Estate Management & Development — 1.0%
Chariot Buyer LLC, Term Loan B, (1 mo. LIBOR US at 0.50% Floor + 3.25%), 8.09%, 11/03/28		2,451	2,351,098
Cushman & Wakefield U.S. Borrower LLC
2020 Term Loan B, (1 mo. LIBOR US + 2.75%), 7.59%, 08/21/25		884	860,720
2023 Term Loan, (1 mo. SOFR CME at 0.50% Floor + 3.25%), 8.16%, 01/31/30(d)		1,248	1,200,932

			4,412,750

Semiconductors & Semiconductor Equipment — 0.4%
MKS Instruments, Inc., 2022 USD Term Loan B, (1 mo. SOFR CME at 0.50% Floor + 2.75%), 7.61%, 08/17/29		1,154	1,146,502
Synaptics, Inc., Term Loan B, (6 mo. LIBOR US at 0.50% Floor + 2.25%), 7.40%, 12/02/28		625	617,077

			1,763,579

Software — 12.5%
Applied Systems, Inc., 2022 Extended 1st Lien Term Loan, (3 mo. SOFR CME at 0.50% Floor + 4.50%), 9.40%, 09/18/26		734	731,435
Barracuda Networks, Inc., 2022 Term Loan, (3 mo. SOFR CME at 0.50% Floor + 4.50%), 9.18%, 08/15/29		764	734,240
Central Parent, Inc., 2022 USD Term Loan B, (3 mo. SOFR CME at 0.50% Floor + 4.25%), 9.15%, 07/06/29		1,380	1,375,063
Cloudera, Inc.
2021 Second Lien Term Loan, (1 mo. SOFR CME at 0.50% Floor + 6.00%), 10.91%, 10/08/29		780	687,703
2021 Term Loan, (1 mo. SOFR CME at 0.50% Floor + 3.75%), 8.66%, 10/08/28(d)		864	822,702
Cornerstone OnDemand, Inc., 2021 Term Loan, (1 mo. LIBOR US at 0.50% Floor + 3.75%), 8.59%, 10/16/28		1,193	1,097,514
Digicel International Finance Ltd., 2017 Term Loan B, (1 mo. LIBOR US + 3.25%), 8.08%, 05/28/24		821	737,935

Security	Par (000)		Value

Software (continued)
E2open LLC, 2020 Term Loan B, (1 mo. LIBOR US at 0.50% Floor + 3.50%), 8.20%, 02/04/28	USD	284	$280,570
Epicor Software Corp., 2020 2nd Lien Term Loan, (1 mo. LIBOR US at 1.00% Floor + 7.75%), 12.59%, 07/31/28		2,141	2,112,011
Informatica LLC, 2021 USD Term Loan B, (1 mo. LIBOR US + 2.75%), 7.63%, 10/27/28		3,061	3,033,328
Instructure Holdings, Inc., 2021 Term Loan B, (3 mo. LIBOR US at 0.50% Floor + 2.75%), 7.85%, 10/30/28(d)		728	722,193
IPS Corp.
2021 2nd Lien Term Loan B, (1 mo. LIBOR US at 0.50% Floor + 7.00%), 11.84%, 10/01/29(d)		1,046	836,800
2021 Term Loan, (1 mo. LIBOR US at 0.50% Floor + 3.50%), 8.41%, 10/02/28		595	556,027
Magenta Buyer LLC
2021 USD 1st Lien Term Loan, (3 mo. LIBOR US at 0.75% Floor + 4.75%), 9.58%, 07/27/28		2,414	1,982,186
2021 USD 2nd Lien Term Loan, (3 mo. LIBOR US at 0.75% Floor + 8.25%), 13.08%, 07/27/29		2,204	1,630,742
McAfee Corp., 2022 USD Term Loan B, (1 mo. SOFR CME at 0.50% Floor + 3.75%), 8.52%, 03/01/29		3,467	3,250,127
NortonLifeLock, Inc., 2022 Term Loan B, (1 mo. SOFR CME at 0.50% Floor + 2.00%), 6.91%, 09/12/29		1,497	1,480,056
Planview Parent, Inc., 2nd Lien Term Loan, (3 mo. LIBOR US at 0.75% Floor + 7.25%), 12.41%, 12/18/28		930	819,953
Proofpoint, Inc.
1st Lien Term Loan, (1 mo. LIBOR US at 0.50% Floor + 3.25%), 8.09%, 08/31/28		2,796	2,728,118
2nd Lien Term Loan, (3 mo. LIBOR US at 0.50% Floor + 6.25%), 11.09%, 08/31/29		1,451	1,365,144
RealPage, Inc.
1st Lien Term Loan, (1 mo. LIBOR US at 0.50% Floor + 3.00%), 7.84%, 04/24/28		6,208	6,011,573
2nd Lien Term Loan, (1 mo. LIBOR US at 0.75% Floor + 6.50%), 11.34%, 04/23/29		2,965	2,790,950
Renaissance Holding Corp., 2023 Refi Term Loan, (1 mo. LIBOR US + 3.25%), 8.09%, 04/05/30		671	652,079
Severin Acquisition LLC, 2018 Term Loan B, (3 mo. SOFR CME + 3.00%), 7.68%, 08/01/25		2,208	2,203,388
Sophia LP
2020 2nd Lien Term Loan, (3 mo. LIBOR US at 1.00% Floor + 8.00%), 13.16%, 10/09/28		4,215	4,178,119
2021 Term Loan B, (3 mo. LIBOR US at 0.50% Floor + 3.50%), 8.66%, 10/07/27		2,298	2,267,816
Tempo Acquisition LLC, 2022 Term Loan B, (1 mo. SOFR CME + 3.00%), 7.81%, 08/31/28		4,791	4,781,527
TIBCO Software, Inc., 2022 USD Term Loan, (3 mo. SOFR CME at 0.50% Floor + 4.50%), 9.50%, 03/30/29		4,541	4,117,189
UKG, Inc., 2021 2nd Lien Term Loan, (3 mo. LIBOR US at 0.50% Floor + 5.25%), 10.03%, 05/03/27		1,402	1,339,645
Ultimate Software Group, Inc., Term Loan B, (3 mo. LIBOR US + 3.75%), 8.58%, 05/04/26		1,938	1,903,770
ZoomInfo LLC, 2023 Term Loan B, (1 mo. SOFR CME + 2.75%), 7.66%, 02/28/30		217	216,911

			57,446,814

S C H E D U L E O F I N V E S T M E N T S	10

Schedule of Investments (unaudited) (continued) March 31, 2023	BlackRock Floating Rate Income Strategies Fund, Inc. (FRA) (Percentages shown are based on Net Assets)

Security	Par (000)		Value

Specialty Retail — 4.6%
Belron Finance U.S. LLC
2018 Term Loan B, (3 mo. LIBOR US + 2.25%), 7.13%, 11/13/25	USD	434	$433,205
2019 USD Term Loan B3, (3 mo. LIBOR US + 2.25%), 7.06%, 10/30/26(d)		864	861,818
2021 USD Term Loan B, (3 mo. LIBOR US at 0.50% Floor + 2.425%), 7.30%, 04/13/28		2,990	2,979,428
CD&R Firefly Bidco Ltd., 2018 GBP Term Loan B1, (1 day SONIA + 4.25%), 7.78%, 06/23/25	GBP	1,000	1,186,315
EG Group Ltd., 2021 Term Loan, (1 mo. LIBOR US at 0.50% Floor + 4.25%), 9.09%, 03/31/26	USD	566	540,205
Fanatics Commerce Intermediate Holdco LLC, Term Loan B, (1 mo. LIBOR US at 0.50% Floor + 3.25%), 8.09%, 11/24/28		1,609	1,599,805
Mavis Tire Express Services Corp., 2021 Term Loan B, (1 mo. SOFR CME at 0.75% Floor + 4.00%), 8.92%, 05/04/28		2,987	2,922,853
MED ParentCo LP, 1st Lien Term Loan, (1 mo. LIBOR US + 4.25%), 9.09%, 08/31/26		1,338	1,169,808
Midas Intermediate Holdco II LLC, 2022 PIK Term Loan, (1 mo. SOFR CME at 0.75% Floor + 8.35%, 1.50% PIK), 13.11%, 06/30/27(g)		1,722	1,397,616
PetSmart, Inc., 2021 Term Loan B, (1 mo. SOFR CME at 0.75% Floor + 3.75%), 8.66%, 02/11/28		3,673	3,642,263
Pilot Travel Centers LLC, 2021 Term Loan B, (1 mo. SOFR CME + 2.00%), 6.91%, 08/04/28		1,139	1,134,452
Restoration Hardware, Inc., 2022 Incremental Term Loan, (1 mo. SOFR CME at 0.50% Floor + 3.25%), 8.16%, 10/20/28		863	810,493
Reverb Buyer, Inc., 2021 1st Lien Term Loan, (3 mo. SOFR CME at 0.50% Floor + 3.25%), 8.24%, 11/01/28		1,105	1,071,985
Sally Holdings LLC, 2023 Term Loan B, (3 mo. SOFR CME + 2.50%), 7.31%, 02/28/30(d)		634	631,623
Woof Holdings, Inc., 1st Lien Term Loan, (1 mo. LIBOR US at 0.75% Floor + 3.75%), 8.53%, 12/21/27(d)		544	519,425

			20,901,294

Technology Hardware, Storage & Peripherals — 0.1%
Electronics for Imaging, Inc., Term Loan, (1 mo. LIBOR US + 5.00%), 10.21%, 07/23/26		800	626,185

Textiles, Apparel & Luxury Goods — 0.4%
Crocs, Inc., Term Loan B, (1 mo. SOFRTE at 0.50% Floor + 3.50%), 8.41%, 02/20/29		1,169	1,163,508
Hanesbrands, Inc., 2023 Term Loan B, (1 mo. SOFR CME at 0.50% Floor + 3.75%), 8.56%, 03/08/30(d)		521	518,395

			1,681,903

Trading Companies & Distributors — 1.2%
Beacon Roofing Supply, Inc., 2021 Term Loan B, (1 mo. LIBOR US + 2.25%), 7.09%, 05/19/28		1,371	1,361,635
ION Trading Finance Ltd., 2021 USD Term Loan, (3 mo. LIBOR US + 4.75%), 9.91%, 04/03/28		672	631,291

Security	Par (000)		Value

Trading Companies & Distributors (continued)
SRS Distribution, Inc., 2022 Incremental Term Loan, (1 mo. SOFR CME + 3.25%), 8.16%, 06/02/28	USD	987	$943,905
TMK Hawk Parent Corp.
2020 Super Priority First Out Term Loan A, (3 mo. LIBOR US at 1.00% Floor + 9.50%), 14.46%, 05/30/24(d)		960	931,230
2020 Super Priority Second Out Term Loan B, (3 mo. LIBOR US at 1.00% Floor + 3.50%), 8.46%, 08/28/24		3,042	1,703,238

			5,571,299

Transportation Infrastructure — 0.0%
KKR Apple Bidco LLC, 2021 2nd Lien Term Loan, (1 mo. LIBOR US at 0.50% Floor + 5.75%), 10.59%, 09/21/29		248	242,358

Wireless Telecommunication Services — 1.0%
GOGO Intermediate Holdings LLC, Term Loan B, (3 mo. SOFR CME at 0.75% Floor + 3.75%), 8.70%, 04/30/28		1,091	1,081,273
SBA Senior Finance II LLC, 2018 Term Loan B, (1 mo. LIBOR US + 1.75%), 6.60%, 04/11/25		3,334	3,329,402

			4,410,675

Total Floating Rate Loan Interests — 126.2% (Cost: $601,930,321)			578,976,232

	Shares

Investment Companies

Financial Services — 1.4%
Invesco Senior Loan ETF		64,300	1,337,440
iShares iBoxx $ High Yield Corporate Bond ETF(j)		70,000	5,288,500

			6,625,940

Total Investment Companies — 1.4% (Cost: $6,680,485)			6,625,940

	Benefical Interest (000)

Other Interests

Capital Markets — 0.0%
Millennium Lender Claim Trust(d)(k)	USD	1,607	—

Industrial Conglomerates — 0.0%
Millennium Corp. Claim(d)(k)		1,508	—

Total Other Interests — 0.0% (Cost: $ — )			—

11

Schedule of Investments (unaudited) (continued) March 31, 2023	BlackRock Floating Rate Income Strategies Fund, Inc. (FRA) (Percentages shown are based on Net Assets)

Security	Shares	Value

Warrants

Consumer Discretionary — 0.0%
Service King (Carnelian Point), (Expires 06/30/27, Strike Price USD 10.00)(c)	1,895	$—

Oil, Gas & Consumable Fuels — 0.0%
California Resources Corp., (Issued/Exercisable 11/03/20, 1 Share for 1 Warrant, Expires 10/27/24, Strike Price USD 36.00)(c)	999	8,492

Total Warrants — 0.0% (Cost:$ —)		8,492

Total Investments — 130.6% (Cost: $629,035,289)		599,150,076
Liabilities in Excess of Other Assets — (30.6)%		(140,321,345)

Net Assets — 100.0%		$458,828,731

(a)

Variable rate security. Interest rate resets periodically. The rate shown is the effective interest rate as of period end. Security description also includes the reference rate and spread if published and available.

(b)

Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(c)	Non-income producing security.
(d)	Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.
(e)

Restricted security as to resale, excluding 144A securities. The Fund held restricted securities with a current value of $0, representing less than 0.05% of its net assets as of period end, and an original cost of $0.

(f)	Issuer filed for bankruptcy and/or is in default.
(g)	Payment-in-kind security which may pay interest/dividends in additional par/shares and/or in cash. Rates shown are the current rate and possible payment rates.
(h)	Represents an unsettled loan commitment at period end. Certain details associated with this purchase are not known prior to the settlement date, including coupon rate.
(i)	Rounds to less than 1,000.
(j)	Affiliate of the Fund.
(k)	Other interests represent beneficial interests in liquidation trusts and other reorganization or private entities.

For Fund compliance purposes, the Fund’s industry classifications refer to one or more of the industry sub-classifications used by one or more widely recognized market indexes or rating group indexes, and/or as defined by the investment adviser. These definitions may not apply for purposes of this report, which may combine such industry sub-classifications for reporting ease.

Affiliates

Investments in issuers considered to be affiliate(s) of the Fund during the period ended March 31, 2023 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Value at 12/31/22	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 03/31/23	Shares Held at 03/31/23	Income	Capital Gain Distributions from Underlying Funds

BlackRock Liquidity Funds, T-Fund, Institutional Class(a)	$—	$7,777,897	$(7,777,897)	$—	$—	$—	—	$2,554	$—
iShares iBoxx $ High Yield Corporate Bond ETF	736,300	7,972,560	(3,380,993)	(37,207)	(2,160)	5,288,500	70,000	58,485	—

				$(37,207)	$(2,160)	$5,288,500		$61,039	$—

(a)	As of period end, the entity is no longer held.

Derivative Financial Instruments Outstanding as of Period End

Forward Foreign Currency Exchange Contracts

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)

USD	88,488	EUR	81,670	Morgan Stanley & Co. International PLC	06/21/23	$(472)
USD	743,190	EUR	689,000	UBS AG	06/21/23	(7,312)
USD	306,657	GBP	250,010	Bank of America N.A.	06/21/23	(2,227)
USD	2,022,607	GBP	1,684,000	BNP Paribas SA	06/21/23	(57,952)

						$(67,963)

S C H E D U L E O F I N V E S T M E N T S	12

Schedule of Investments (unaudited) (continued) March 31, 2023	BlackRock Floating Rate Income Strategies Fund, Inc. (FRA)

Centrally Cleared Credit Default Swaps — Sell Protection

Reference Obligation/Index	Financing Rate Received by the Fund	Payment Frequency	Termination Date	Credit Rating	(a)		Notional Amount (000)	(b)	Value	Upfront Premium Paid (Received)	Unrealized Appreciation (Depreciation)

CDX.NA.HY.39.V1	5.00%	Quarterly	12/20/27	B+		USD	4,525		$62,201	$(67,078)	$129,279

(a)	Using the rating of the issuer or the underlying securities of the index, as applicable, provided by S&P Global Ratings.
(b)	The maximum potential amount the Fund may pay should a negative credit event take place as defined under the terms of the agreement.

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:

•	Level 1 – Unadjusted price quotations in active markets/exchanges for identical assets or liabilities that the Fund has the ability to access;

•

Level 2 – Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market–corroborated inputs); and

•

Level 3 – Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Valuation Committee’s assumptions used in determining the fair value of financial instruments).

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds. There may not be a secondary market, and/or there are a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of financial instruments, refer to its most recent financial statements.

The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total
Assets
Investments
Long-Term Investments
Asset-Backed Securities	$—	$3,998,260	$—	$3,998,260
Common Stocks
Construction & Engineering	—	42,137	—	42,137
Electrical Equipment	25,743	—	—	25,743
Energy Equipment & Services	—	—	1,464	1,464
Oil, Gas & Consumable Fuels	—	—	3,098	3,098
Semiconductors & Semiconductor Equipment	6,157	—	—	6,157
Software	—	—	—	—
Specialty Retail	—	457,648	—	457,648
Corporate Bonds	—	9,004,905	—	9,004,905
Floating Rate Loan Interests	—	548,397,497	30,578,735	578,976,232
Investment Companies	6,625,940	—	—	6,625,940
Other Interests	—	—	—	—
Warrants	8,492	—	—	8,492
Liabilities
Unfunded Floating Rate Loan Interests(a)	—	(30,802)	—	(30,802)

	$6,666,332	$561,869,645	$30,583,297	$599,119,274

Derivative Financial Instruments(b)
Assets
Credit Contracts	$—	$129,279	$—	$129,279

13

Schedule of Investments (unaudited) (continued) March 31, 2023	BlackRock Floating Rate Income Strategies Fund, Inc. (FRA)

Fair Value Hierarchy as of Period End (continued)

	Level 1	Level 2	Level 3	Total

Liabilities
Foreign Currency Exchange Contracts	$—	$(67,963)	$—	$(67,963)

	$—	$61,316	$—	$61,316

(a)	Unfunded floating rate loan interests are valued at the unrealized appreciation (depreciation) on the commitment.
(b)

Derivative financial instruments are swaps and forward foreign currency exchange contracts. Swaps and forward foreign currency exchange contracts are valued at the unrealized appreciation (depreciation) on the instrument.

A reconciliation of Level 3 financial instruments is presented when the Fund had a significant amount of Level 3 investments and derivative financial instruments at the beginning and/or end of the period in relation to net assets. The following table is a reconciliation of Level 3 investments for which significant unobservable inputs were used in determining fair value:

	Common Stocks	Corporate Bonds		Floating Rate Loan Interests	Other Interests		Total

Assets
Opening balance, as of December 31, 2022	$4,440	$—	(a)	$12,129,451	$—	(a)	$12,133,891
Transfers into Level 3(b)	—	—		15,113,703	—		15,113,703
Transfers out of Level 3(c)	—	—		(2,645,781)	—		(2,645,781)
Accrued discounts/premiums	—	—		12,335	—		12,335
Net realized gain (loss)	—	—		(35,425)	—		(35,425)
Net change in unrealized appreciation (depreciation)(d)	122	—		228,531	—		228,653
Purchases	—	—		6,569,861	—		6,569,861
Sales	—	—		(793,940)	—		(793,940)

Closing balance, as of March 31, 2023	$4,562	$—	(a)	$30,578,735	$—	(a)	$30,583,297

Net change in unrealized appreciation (depreciation) on investments still held at March 31, 2023(d)	$122	$—		$228,531	$—		$228,653

(a)	Rounds to less than $1.
(b)

As of December 31, 2022, the Fund used observable inputs in determining the value of certain investments. As of March 31, 2023, the Fund used significant unobservable inputs in determining the value of the same investments. As a result, investments at beginning of period value were transferred from Level 2 to Level 3 in the disclosure hierarchy.

(c)

As of December 31, 2022, the Fund used significant unobservable inputs in determining the value of certain investments. As of March 31, 2023, the Fund used observable inputs in determining the value of the same investments. As a result, investments at beginning of period value were transferred from Level 3 to Level 2 in the disclosure hierarchy.

(d)

Any difference between net change in unrealized appreciation (depreciation) and net change in unrealized appreciation (depreciation) on investments still held at March 31, 2023 is generally due to investments no longer held or categorized as Level 3 at period end.

The Fund’s financial instruments that are categorized as Level 3 were valued utilizing third-party pricing information without adjustment. Such valuations are based on unobservable inputs. A significant change in third-party information could result in a significantly lower or higher value of such Level 3 financial instruments.

Currency Abbreviation

EUR	Euro

GBP	British Pound

USD	United States Dollar

Portfolio Abbreviation (continued)

SOFR CME	Secured Overnight Financing Rate Chicago Mercantile Exchange

SOFRTE	Term Secured Overnight Financing Rate

SONIA	Sterling Overnight Interbank Average Rate

Portfolio Abbreviation

CLO	Collateralized Loan Obligation

DAC	Designated Activity Company

ETF	Exchange-Traded Fund

EURIBOR	Euro Interbank Offered Rate

LIBOR	London Interbank Offered Rate

PIK	Payment-in-Kind

SCA	Societe en Commandite par Actions

SOFR	Secured Overnight Financing Rate

S C H E D U L E O F I N V E S T M E N T S	14